Income Taxes - Schedule of Provision for Income Taxes (Benefit) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax provision: Federal - Taxable income
Total current tax provision